Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven

Personal Retirement Manager Series III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

Personal Retirement Manager Series III
Leaders Series IV

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three

Director M

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Three

Director M
Director M Outlook

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten

Putnam Series I-IV
Putnam Series V

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten

Putnam Series V

Supplement dated December 12, 2024 to the variable annuity prospectus dated May 1, 2024 and the updating summary prospectus dated April 29, 2024
The contracts were previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: Personal Retirement Manager B, C, I, and L Share Series III, Personal Retirement Manager C Share Series IV, Huntington Personal Retirement Manager B Share Series III, Series IV of Leaders, Leaders Access, Leaders Plus, and Leaders Outlook, The Director M, First Horizon Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Directors M, Wells Fargo Director M, Classic Director M, Director M Ultra, Director M Outlook and Wells Fargo Director M Outlook, Putnam Capital Manager Series I, II, III, IV and V.

This supplement to the variable annuity prospectus and updating summary prospectus outlines changes related to Appendix A - Funds Available Under the Contract.
All other provisions outlined in the variable annuity prospectus and updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
•Effective immediately, Putnam Investments Limited, the sub-adviser for each of the Putnam VT Funds in your contract, is removed and replaced with Franklin Templeton Investment Management Limited.
This supplement should be retained for future reference.

HV-8149